Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT

13. SUBSEQUENT EVENT

The Company evaluated all events and transactions from December 31, 2024 up to report date, which is the date that these consolidated financial statements are available to be issued. There are no material subsequent events that require disclosure in these consolidated financial statements.